INCOME TAX (Details 6) - Tax contingent liability [member] - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 94,692	$ 104,156	$ 145,968	$ 114,627
Bogota [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	86,592	66,428
Occidente [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	7,657	31,463
Popular [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	443	338
Villas [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 0	$ 5,927